Prudential Jennison Small Company Fund, Inc.
655 Broad Street
Newark, New Jersey 07102
December 3, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Jennison Small Company Fund, Inc.
Registration numbers 002-68723 and 811-03084
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 25, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-7659 or email: melissa.gonzalez@prudential.com.
Very truly yours,
/s/ Melissa A. Gonzalez
Melissa A. Gonzalez
Assistant Secretary